Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) R in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)
South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	$ 1,645.9	R 24,178.8	$ 1,743.8	R 24,413.8
Gross tax losses	204.3	3,001.6	218.9	3,065.0
Gross tax losses not recognised	1.3	19.8	1.0	14.0
International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0		0.0
Gross tax losses	566.5		514.4
Gross tax losses not recognised	557.6		337.7
Gold Fields Operations Limited [Member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	675.8	9,927.8	681.2	9,536.8
Gross tax losses	150.7	2,213.8	196.2	2,747.0
Gross tax losses not recognised	0.0	0.0	0.0	0.0
GFI Joint Venture Holdings (Proprietary) Limited [Member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	970.1	14,251.0	1,062.6	14,877.0
Gross tax losses	52.3	768.0	21.7	304.0
Gross tax losses not recognised	0.0	0.0	0.0	0.0
Gold Fields Holdings Company Limited [member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0	0.0	0.0
Gross tax losses	1.3	19.8	1.0	14.0
Gross tax losses not recognised	1.3	R 19.8	1.0	R 14.0
Exploration Entities [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0		0.0
Gross tax losses	231.2		125.7
Gross tax losses not recognised	231.2		125.7
Minera Gold Fields Salares Norte [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses	205.8		212.0
Gross tax losses not recognised	205.8		212.0
Abosso Goldfields Limited [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0		0.0
Gross tax losses	44.5		176.7
Gross tax losses not recognised	35.6		0.0
Gold Fields Ghana Limited [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0		0.0
Gross tax losses	85.0		0.0
Gross tax losses not recognised	$ 85.0		$ 0.0